245 Summer Street	Fidelity® Investments
Boston, MA 02210

September 26, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Summer Street Trust (the trust):
Fidelity SAI Sustainable U.S. Equity Fund (the fund)
File No. 333-281366

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Margaret Carey
Margaret Carey
Secretary of the Trust